OPERATING SEGMENT - Disaggregation of Revenues From Contracts with Customers (Details) € in Millions	6 Months Ended
	Jun. 28, 2019 EUR (€) segment	Jun. 29, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment	1
Total revenue	€ 5,802	€ 5,435
Iberia[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,282	1,210
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,171	1,112
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,151	1,035
France[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	967	874
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	493	482
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	295	281
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	218	212
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	184	184
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 41	€ 45